Cover	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	NYMOX PHARMACEUTICAL CORPORATION
Entity Central Index Key	0001018735
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2023
Entity Filer Category	Accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Entity Common Stock Shares Outstanding	93,540,140
Document Annual Report	true
Document Transition Report	false
Document Fin Stmt Error Correction Flag	false
Entity File Number	001-12033
Entity Incorporation State Country Code	C5
Entity Address City Or Town	Nassau
Entity Address Country	BS
Icfr Auditor Attestation Flag	false
Auditor Name	TPS Thayer, LLC
Auditor Location	Sugar Land, Texas
Auditor Firm Id	6706
Security 12b Title	Common Stock
No Trading Symbol Flag	true
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Registration Statement	false
Contact Personnel Name	Paul Averback
Document Accounting Standard	International Financial Reporting Standards
Entity Address Address Line 1	Bay & Deveaux Streets
Business Contact [Member]
Document Information Line Items
City Area Code	800
Local Phone Number	936-9669
Phone Fax Number Description	514-332-2227
Contact Personnel Email Address	info@nymox.com